Discontinued Operations - Schedule of Assets and Liabilities of the Discontinued Operations of REIT Holdings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities of the Discontinued Operations of REIT Holdings [Abstract]
Cash		$ 1,261,182
Accounts receivable, net		1,062,237
Accounts receivable - related party		108,188
Advance to suppliers, net		5,291,192
Advances to suppliers - related party		1,807,965
Prepaid expenses and other current assets		179,714
Inventories		136,191
Current assets of discontinued operations		9,846,669
Property and equipment, net		7,723,749
Intangible assets, net		4,449,857
Long-term investment		2,337,451
Right of use assets		194,478
Non-current assets of discontinued operations		14,705,535
Total assets of discontinued operations		24,552,204
Short term bank loans, net		5,387,400
Third-party loan		852,125
Advances from customers		1,711,034
Advances from customers - related party		344,051
Deferred grant - current portion		191
Accounts payable		2,939,439
Taxes payable		1,732,802
Accrued liabilities and other payables		1,848,218
Deferred tax liabilities		299,622
Lease liabilities - current		89,500
Current liabilities of discontinued operations		15,204,382
Long-term third-party loans		2,864,488
Lease liabilities - non-current		103,830
Non-current liabilities of discontinued operations		2,968,318
Total liabilities of discontinued operations		$ 18,172,700